Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Second Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTDX